Trade and Other Payables - Summary of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Trade And Other Payables [Line Items]
Trade payables	₽ 59,417	₽ 32,437
Payables to third-party sellers on the marketplace platform	22,215	9,437
Payables under the reverse factoring arrangements	6,874	223
Payroll payables, including related taxes	1,100	372
Other payables	185	154
Total	89,791	42,623
Current	89,273	42,545
Non-current	₽ 518	₽ 78